STOCKHOLDERS DEFICIT (Details 1) - Warrant [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Outstanding, Beginning Balance	1,800,000	1,800,000	1,800,000	1,200,000
Granted	0	0	0	600,000
Outstanding, Ending Balance	1,800,000	1,800,000	1,800,000	1,800,000
Warrants exercisable			1,800,000
Weighted-Average Exercise Price, Beginning Balance	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Weighted-Average Exercise Price, Granted		0		0.10
Weighted-Average Exercise Price, Exercised	0	0		0
Weighted-Average Exercise Price, Expired / cancelled	0	0		0
Weighted-Average Exercise Price, Ending Balance	0.10	$ 0.10	0.10	$ 0.10
Weighted-Average Exercise Price, Warrants exercisable	$ 0		$ 0.10